Label	Element	Value
SIIT Global Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL INVESTMENTS TRUST

SIIT U.S. Managed Volatility Fund
SIIT Global Managed Volatility Fund
(each, a "Fund" and, collectively, the "Funds")

Supplement dated November 13, 2020
to the Prospectus dated September 30, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	SIIT Global Managed Volatility Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Addition of Secondary Benchmark for the SIIT Global Managed Volatility Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2019)," the following text is hereby added:

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of a broad-based index and one additional index, the MSCI World Minimum Volatility Index. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad-based index and one additional index, the MSCI World Minimum Volatility Index. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

In addition, under the same sub-heading, the table is hereby deleted and replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SIIT Global Managed Volatility Fund | MSCI World Index Return (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index Return (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
SIIT Global Managed Volatility Fund | MSCI World Minimum Volatility Index (USD) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Minimum Volatility Index (USD) (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
SIIT Global Managed Volatility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
SIIT Global Managed Volatility Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.62%
SIIT Global Managed Volatility Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.43%